Financial Instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain (loss) from the change:
Increase of 5% in exchange rate	$ 88	$ 3
Decrease of 5% in exchange rate	$ (88)	$ (3)